Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity
19.	Equity
a.	As of December 31, 2017, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	7,674,179
Series BB	84,150,000		1,354,267
Total	561,000,000	Ps.	9,028,446

As of December 31, 2018, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	6,610,939
Series BB	84,150,000		1,166,637
Total	561,000,000	Ps.	7,777,576

As of December 31, 2019, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	5,257,319
Series BB	84,150,000		927,763
Total	561,000,000	Ps.	6,185,082

As of December 31, 2019, all shares are fully subscribed and paid. The Company’s shares are represented by common ordinary shares and without nominal value. Series “BB” shares, which may represent up to 15% of common stock, may only be transferred upon prior conversion into Series “B” shares, based on certain time restrictions.

Each share of Series “B” and “BB” gives the holder the right to one vote at any Ordinary Shareholders’ Meeting. According to the Company’s bylaws, shareholders of Series “B” shares either individually or jointly with their related parties, cannot hold more than 10% of the total outstanding common stock of the Company, and therefore are prohibited from exceeding such limits by participating through trusts, agreements, social pacts or bylaws, pyramid schemes or any other mechanism that provides a larger share than legally allowed. Additionally, the Company’s bylaws provide that if a person individually or jointly with its related parties, acquires a percentage of shares exceeding the limits of participation previously mentioned, the person or group of persons will be required to sell the excess over what is allowed through a public offering, during which time, the shares owned over the 10% threshold by such individuals will not have voting rights and cannot be represented in any Stockholder Meeting. Furthermore, the shareholders of Series “BB” shares, either individually or jointly with their related parties, may also be owners of shares of Series “B” shares, regardless of the shares they hold in the aggregate of Series “B” and Series “BB”.  However, for those shareholders of the Series “BB” shares, their votes will be limited to no more than 10% of the voting common stock, and any additional participation is required to vote in the same way of the majority of the votes in any Stockholder Meeting.

Shareholders of Series “BB” shares are entitled to elect four members to the board of directors and their alternates, whereas shareholders of Series “B” shares with rights to vote, even limited or restricted, that individually or together owning 10% or more of the Company’s capital stock is entitled to elect one member to the board of directors at aShareholders’ Meeting, and in such instances, such a shareholder or group of shareholders may not exercise the right to vote for the board members corresponding to the majority. If any shareholder or group of shareholders representing at least 10% of the common shares of which the common stock is comprised, exercises the right to appoint a board member, such a shareholder will not have the right to vote in the designation of the board members that correspond to appointment by the majority of Series “B” shareholders. The total number of members of the Board of Directors of the Company is 11, therefore holders of Series “B” shares have the right to appoint only seven members.

The members of the Board of Directors appointed by the Shareholders of the Series “BB” will have the ability to make the following valid designations: (i) upon consultation with the Company’s Nomination and Compensation Committee, appointment and dismissal of the Chief Executive Officer and the top-level executive officers; (ii) appointment of three of the six members of the Operating Committee and three alternates, and the number of members and their alternates to the Audit Committee, including the acquisition, nominations and compensation corresponding to 20% (twenty percent) of the total members, with the understanding that there will be at least one member and alternate, for each of them, iii) in the creation and  determination of the Operating Committee whom are not part of the Company, members of the Board of Directors or the Company's officers.

For the Audit Committee, is complying with the legal restrictions of independence.

b.

In an Ordinary Shareholders’ Meeting held on April 25, 2017, the Shareholders approved a dividend payment of Ps. 5.72 per outstanding shares on the date of each payment, excluding shares repurchased in accordance with Article 56 of the Securities Market Law. The first payment for Ps. 2.86 per outstanding share was made on August 14, 2017 of Ps. 1,503,146 and the second payment for Ps. 2.86 per outstanding share was on November 16, 2017 of Ps. 1,503,146. In the same Shareholders’ meeting the reserve for repurchase of shares approved at the Shareholders´ Meeting held on April 26, 2016 of Ps. 950,000 was canceled, and simultaneously the Shareholders approved a maximum amount of Ps. 995,000 for the reserve for repurchase of shares to be executed in the next twelve-month period, in case that this will be determinate convenient or necessary by the management of the Company.

c

In a General Extraordinary Shareholders’ Meeting held on April 25, 2017, the Shareholders approved a capital reduction of Ps. 3.33 per outstanding shares for a total of Ps. 1,750,167. The payment was made on May 8, 2017.

d.

In an Ordinary Shareholders’ Meeting held on April 25, 2018, the Shareholders approved a dividend payment of Ps. 7.62 per outstanding shares at the date of each payment, excluding shares repurchased in accordance with Article 56 of the Securities Market Law. The first payment for Ps. 3.81 per outstanding share was made on August 21, 2018 of Ps. 2,002,443 and the second payment for Ps. 3.81 per outstanding share was on November 20, 2018 of Ps. 2,002,443. In the same Shareholders’ meeting the reserve for repurchase of shares approved at the Shareholders´ Meeting held on April 25, 2017 of Ps. 995,000 was canceled, and simultaneously the Shareholders approved a maximum amount of Ps. 1,250,000 for the reserve for repurchase of shares to be executed in the next twelve-month period, in case that this will be determinate convenient or necessary by the management of the Company.

e.

In a General Extraordinary Shareholders’ Meeting held on April 25, 2018, the Shareholders approved a capital reduction of Ps. 2.38 per outstanding shares for a the total of Ps. 1,250,870. The payment was made on May 11, 2018.

f.

In an Ordinary Shareholders’ Meeting held on April 23, 2019, the shareholders approved a dividend payment of Ps. 8.42 per outstanding shares at the date of each payment, excluding shares repurchased in accordance with Article 56 of the Securities Market Law. The first payment for Ps. 4.21 per outstanding share was made on August 29, 2019 of Ps. 2,212,673 and the second payment for Ps. 4.21 per outstanding share was on November 20, 2019 of Ps. 2,212,673. In the same Shareholders´ meeting the reserve for repurchase of shares approved at the Shareholders´ Meeting held on April 25, 2018 of Ps. 1,250,000 was canceled, and simultaneously the Shareholders approved a maximum amount of Ps. 1,550,000 for the reserve for repurchase of shares to be executed in the next twelve-month period, in case that this will be determinate convenient or necessary by the management of the Company.

h.

In a General Extraordinary Shareholders’ Meeting held on April 23, 2019, the shareholders approved a capital reduction of Ps. 3.03 per outstanding shares for a the total of Ps. 1,592,494. The payment was made on May 17, 2019.

h.

General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos). The legal reserve may be capitalized but may not be distributed, except in the form of stock dividends, until the entity is dissolved. The legal reserve must be replenished if it is reduced for any reason. As of December 31, 2017, 2018 and 2019, the legal reserve, in nominal pesos, was Ps. 1,119,029, Ps. 1,345,709 and Ps. 1,592,551, corresponding to 12.4%, 17.3% and 25.7%, of the common stock, respectively.

i.

As of December 31, 2019, the Company has a maximum amount of funds approved to repurchase shares of the Company for       Ps. 3,283,374. From the approved amount, 35,424,453 shares have been repurchased for a total of Ps. 1,733,374, corresponding to repurchases made from September 2010 to February 2014. The remaining balance of Ps. 1,550,000 is available to repurchase shares. During 2019 no repurchase of shares was carried out.

j.

Shareholders’ equity distribution, except for the restatement amounts of the common stock contributed and the Net tax income account, will be subject to an ISR tax, calculated at the tax rate applicable to the distribution year. This corporate level dividend income tax on the distribution of earnings may be applied as a credit against ISR corresponds to the fiscal year in which the dividend was paid and the subsequent two fiscal years following the date in which the dividend was paid. Starting in 2014, dividends distributed to shareholders that originate from tax retained earnings generated from 2014 and later, will generate an additional withholding tax of 10% that is directly attributable to non-Mexican and individual shareholders receiving the dividend.

k.	The balances of Shareholders’ equity tax accounts as of December 31, 2017, 2018 and 2019 were as follows:

	2017		2018		2019
Contributed capital account	Ps.	26,519,004	Ps.	26,503,103	Ps.	25,621,413
Net tax income account		4,111,601		4,548,882		4,840,176
Stockholders equity tax account	Ps.	30,630,605	Ps.	31,051,985	Ps.	30,461,589

l.

In years 2017, 2018 and 2019 the balance of other comprehensive income consists of the reserve for foreign currency translation of DCA, MBJA and PACKAL from functional currency (euro and US dollar respectively) to the reporting currency (Mexican peso), the effects of the remeasurements of the employee benefit, the net income tax and the reserve for cash flow hedges financial instruments.